Inventories - Schedule of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Finished goods	$ 788,208	$ 1,228,875
Raw materials and purchased parts	392,398	535,255
Work-in-process	196,389	235,806
Total inventories	$ 1,376,995	$ 1,999,936